Related party transactions	12 Months Ended
Dec. 31, 2022
Related party transactions
Related party transactions

27Related party transactions

Key management personnel compensation

Key management personnel are the members of the Board.

	2022	2021
	£ 000	£ 000
Salaries and other short term employee benefits	1,266	244
Payments to defined contribution pension schemes	12	14
Share-based payments	144	156
Termination benefits	368	—
	1,790	414

Aggregate gains made on the exercise of share options for the Directors during the year totalled £1,351 thousand (2021: nil)

Summary of transactions with other related parties

During the year, Imagination Industries Ltd, a company controlled by Stephen Fitzpatrick provided and charged the Group with services totalling £83 thousand (2021: £108 thousand), of which £14 thousand was outstanding as at December 31, 2022 (December 31, 2021: £nil).

On January 1, 2022 Domhnal Slattery was appointed Chairman of the Board of Directors. Domhnal Slattery is the ultimate beneficial owner of Avolon-e.

On July 18, 2022 Michael Flewitt was appointed to the Board of Directors.

On October 17, 2022, Harry Holt and Marcus Waley-Cohen resigned from the Board of Directors.

On January 23, 2023, Michael Cervenka resigned from the Board of Directors.